CONDENSED FINANCIAL INFORMATION OF THE COMPANY (Schedule of Condensed Statements of Cash Flow) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Statement Line Items [Line Items]
Net cash flows used in operating activities | ¥		¥ (3,333)	¥ (7,527)	¥ (14,746)
Net cash flows from/(used in) investing activities | ¥		(5)	9,372	2,868
Net cash flows used in financing activities | ¥		(24)	(13,813)	12,630
NET INCREASE IN CASH | ¥		(3,362)	(11,968)	752
Net foreign exchange differences | ¥		13	(117)	(1,102)
USD [Member]
Statement Line Items [Line Items]
Net cash flows used in operating activities | $	$ (478)
Net cash flows from/(used in) investing activities | $	(1)
Net cash flows used in financing activities | $	(4)
NET INCREASE IN CASH | $	(483)
Net foreign exchange differences | $	2
Condensed [Member]
Statement Line Items [Line Items]
Net cash flows used in operating activities | ¥		(3,294)	(5,200)	(3,647)
Net cash flows from/(used in) investing activities | ¥		(21)	10,243	7,808
Net cash flows used in financing activities | ¥			(15,811)
NET INCREASE IN CASH | ¥		(3,315)	(10,768)	4,161
CASH AT BEGINNING OF THE YEAR | ¥		4,122	13,912	10,678
Net foreign exchange differences | ¥		4	978	(927)
CASH AT END OF THE YEAR | ¥		¥ 811	¥ 4,122	¥ 13,912
Condensed [Member] | USD [Member]
Statement Line Items [Line Items]
Net cash flows used in operating activities | $	(473)
Net cash flows from/(used in) investing activities | $	(3)
Net cash flows used in financing activities | $
NET INCREASE IN CASH | $	(476)
CASH AT BEGINNING OF THE YEAR | $	591
Net foreign exchange differences | $	1
CASH AT END OF THE YEAR | $	$ 116